Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 39.75%
FFCB	0.17%	11-30-2022	$20,000	$ 20,002
FFCB	0.30	3-28-2024	100,000	100,000
FFCB	0.48	9-3-2024	70,000	69,806
FFCB	0.57	7-2-2024	180,000	180,068
FFCB	0.84	2-2-2028	910,000	886,811
FHLB	1.50	8-15-2024	10,000	10,359
FHLB	2.13	6-9-2023	70,000	72,738
FHLB	2.75	12-13-2024	10,000	10,813
FHLB	2.88	6-14-2024	430,000	462,864
FHLB	2.88	9-13-2024	60,000	64,840
FHLB	3.00	3-10-2028	10,000	11,181
FHLB	3.38	9-8-2023	30,000	32,117
FHLB	5.38	8-15-2024	420,000	486,822
FHLB	5.63	3-14-2036	10,000	14,383
FHLMC	0.30	6-30-2022	420,000	420,059
FHLMC	0.32	11-24-2023	50,000	50,011
FHLMC	0.62	12-1-2025	900,000	892,563
FHLMC	1.50	11-1-2035	978,399	991,191
FHLMC	2.50	3-1-2032	2,268,939	2,380,556
FHLMC	2.50	2-1-2035	920,179	961,993
FHLMC	2.75	6-19-2023	220,000	231,564
FHLMC	3.00	2-1-2047	9,047,424	9,597,169
FHLMC	3.00	3-1-2048	72,178	75,492
FHLMC	3.00	6-1-2050	1,586,305	1,657,917
FHLMC	3.00	7-1-2050	3,230,002	3,411,466
FHLMC	3.00	8-1-2050	1,549,099	1,630,536
FHLMC	3.50	2-1-2044	7,436,716	8,059,922
FHLMC	3.50	4-1-2045	317,891	342,234
FHLMC	3.50	8-1-2047	3,079,228	3,267,835
FHLMC	5.50	7-15-2036	220,000	317,696
FHLMC	6.00	7-1-2040	1,685,479	1,994,218
FHLMC	6.75	3-15-2031	330,000	481,272
FHLMC Series K029 Class A2 ±±	3.32	2-25-2023	545,000	571,321
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	305,000	319,800
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	52,792
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	63,813
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	58,450
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	235,625
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	841,388
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	50,515
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	477,196
FHLMC Series K152 Class A1	2.83	5-25-2030	303,345	329,002
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	138,763
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	70,000	77,789
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	47,242
FNMA	0.25	5-22-2023	330,000	330,583
FNMA	0.35	8-18-2023	310,000	310,518
FNMA	0.50	11-7-2025	280,000	277,445
FNMA	0.63	4-22-2025	650,000	651,929
FNMA %%	1.50	6-17-2036	2,115,000	2,140,695
FNMA %%	1.50	6-14-2051	5,400,000	5,297,380
FNMA %%	2.00	6-17-2036	6,910,000	7,138,627
FNMA	2.00	1-1-2041	964,497	987,924
FNMA %%	2.00	6-14-2051	31,550,000	31,863,658

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.13%	4-24-2026	$180,000	$ 191,498
FNMA	2.50	12-1-2027	438,652	459,820
FNMA	2.50	9-1-2031	1,559,751	1,635,682
FNMA	2.50	2-1-2035	1,232,642	1,288,766
FNMA	2.50	11-1-2050	4,802,402	4,986,345
FNMA %%	2.50	6-14-2051	15,635,000	16,186,192
FNMA	3.00	12-1-2026	1,761,576	1,856,833
FNMA	3.00	12-1-2030	332,363	352,542
FNMA	3.00	7-1-2032	1,879,228	1,989,594
FNMA	3.00	1-1-2034	267,997	283,067
FNMA	3.00	8-1-2036	108,618	113,930
FNMA	3.00	2-1-2037	2,363,208	2,491,787
FNMA	3.00	8-1-2043	1,648,873	1,756,246
FNMA	3.00	11-1-2046	1,731,930	1,843,966
FNMA	3.00	12-1-2047	968,877	1,014,136
FNMA	3.00	9-1-2050	5,682,559	6,002,471
FNMA	3.50	4-1-2034	2,402,729	2,582,328
FNMA	3.50	1-1-2035	117,737	126,565
FNMA	3.50	3-1-2036	1,341,718	1,440,400
FNMA	3.50	4-1-2037	598,778	637,544
FNMA	3.50	6-1-2042	348,639	378,893
FNMA	3.50	7-1-2042	519,513	561,394
FNMA	3.50	9-1-2043	1,192,782	1,288,360
FNMA	3.50	3-1-2048	417,815	442,543
FNMA %%	3.50	6-14-2051	5,485,000	5,789,137
FNMA	4.00	6-1-2042	6,228,162	6,867,960
FNMA	4.00	6-1-2042	483,026	529,526
FNMA	4.00	8-1-2043	2,796,160	3,053,941
FNMA	4.00	12-1-2047	1,872,440	2,008,067
FNMA	4.00	2-1-2048	1,840,975	2,044,694
FNMA	4.00	6-1-2048	476,618	510,367
FNMA	4.00	8-1-2048	319,399	341,360
FNMA	4.00	2-1-2050	940,281	1,005,464
FNMA	4.50	5-1-2040	245,168	273,236
FNMA	4.50	9-1-2040	5,937,894	6,638,310
FNMA	4.50	2-1-2047	1,967,093	2,157,144
FNMA	4.50	4-1-2048	573,206	624,942
FNMA	4.50	8-1-2048	38,866	41,916
FNMA	5.00	1-1-2042	208,974	240,751
FNMA	5.00	6-1-2045	885,572	1,015,620
FNMA	5.00	7-1-2045	1,353,088	1,541,987
FNMA	5.50	9-1-2040	1,759,238	2,044,892
FNMA	6.00	5-1-2041	97,841	116,176
FNMA	6.21	8-6-2038	60,000	94,650
FNMA	6.25	5-15-2029	100,000	136,362
FNMA	7.13	1-15-2030	250,000	361,905
FNMA	7.25	5-15-2030	380,000	559,343
FNMA Series 2012-M14 Class AI ±±	2.89	9-25-2027	164,124	173,946
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	233,558
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	163,314	170,719
FNMA Series 2017-M1 Class A2 ±±	2.42	10-25-2026	246,540	263,839
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	1,370,000	1,506,250
FNMA Series 2017-M5 Class A2 ±±	3.16	4-25-2029	70,000	78,294
FNMA Series 2018-M1 Class A2 ±±	2.99	12-25-2027	1,740,000	1,920,371
FNMA Series 2018-M13 Class A2 ±±	3.70	9-25-2030	90,000	105,234

2  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2019-M7 Class A2	3.14%	4-25-2029	$225,000	$ 250,143
FNMA Series 2020 M1 Class A2	2.44	10-25-2029	1,100,000	1,172,871
GNMA	2.00	6-21-2051	7,295,000	7,417,392
GNMA	2.50	6-21-2051	7,390,000	7,652,671
GNMA	3.00	4-20-2045	3,544,417	3,765,115
GNMA	3.00	11-20-2045	284,674	301,700
GNMA	3.00	3-20-2046	623,895	659,979
GNMA	3.00	12-20-2049	1,352,947	1,412,111
GNMA	3.00	10-20-2050	7,188,285	7,504,661
GNMA	3.50	2-20-2045	7,303,261	7,833,007
GNMA	3.50	6-20-2045	1,188,510	1,267,282
GNMA	3.50	11-20-2045	1,374,261	1,468,161
GNMA	3.50	7-20-2047	330,655	350,655
GNMA	3.50	5-20-2048	94,319	99,972
GNMA	4.00	7-20-2044	1,476,527	1,622,316
GNMA	4.00	8-20-2044	729,688	801,631
GNMA	4.00	9-20-2044	1,493,376	1,640,460
GNMA	4.00	12-20-2047	2,124,340	2,277,047
TVA	1.88	8-15-2022	218,000	222,569
TVA	2.88	2-1-2027	35,000	38,477
TVA	4.63	9-15-2060	55,000	77,161
TVA	5.38	4-1-2056	140,000	215,485
TVA	5.50	6-15-2038	30,000	42,685
TVA	6.75	11-1-2025	120,000	151,256
Total Agency securities (Cost $227,564,889)				232,054,623
Asset-backed securities: 0.55%
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	110,000	112,017
CarMax Auto Owner Trust Series 2017-2 Class A4	2.25	9-15-2022	74,401	74,463
CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	55,288	55,473
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	83,002
CenterPoint Energy Transition Restoration Bond Company LLC	4.24	8-15-2023	45,891	47,228
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	210,317
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68	6-7-2023	110,000	110,063
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	190,701
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	152,262
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	339,725
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	51,458
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	105,132
Ford Credit Floorplan Master Owner Trust Series 2018-3 Class A1	3.52	10-15-2023	105,000	106,311
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	69,729
Nissan Auto Receivables Owner Trust Series 2017-C Class A4	2.28	2-15-2024	79,345	79,923
Nissan Auto Receivables Owner Trust Series 2018-B Class A4	3.16	12-16-2024	195,000	201,464

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Nissan Auto Receivables Owner Trust Series 2018-C Class A4	3.27%	6-16-2025	$155,000	$ 161,126
Santander Drive Auto Receivables Trust Series 2019-1 Class C	3.42	4-15-2025	106,871	107,869
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	111,467
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	110,509	111,057
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	237,000	237,201
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	194,589	194,772
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	206,592
World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	28,000	29,168
World Omni Auto Receivables Trust Series 2019-A Class A3	2.94	5-16-2022	59,034	59,244
Total Asset-backed securities (Cost $3,144,603)				3,207,764
Corporate bonds and notes: 0.04%
Financials: 0.04%
Banks: 0.04%
International Bank for Reconstruction & Development	0.38	7-28-2025	220,000	217,279
Total Corporate bonds and notes (Cost $217,549)				217,279
Municipal obligations: 0.83%
California: 0.29%
Education revenue: 0.02%
California Series B	3.90	11-1-2047	15,000	17,314
University of California Series AD	4.86	5-15-2112	70,000	93,324
				110,638
GO revenue: 0.16%
California Build America Bonds	7.35	11-1-2039	70,000	109,500
California Build America Bonds	7.55	4-1-2039	170,000	281,455
California Build America Bonds	7.60	11-1-2040	15,000	25,362
California Build America Bonds Taxable Various Purpose	7.50	4-1-2034	100,000	156,927
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	8,342
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	20,074
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	74,990
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	160,000	228,393
				905,043
Transportation revenue: 0.07%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	158,657
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	22,156
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	140,000	237,981
				418,794

4  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.04%
Los Angeles CA Department of Water & Power Build America Bonds Series A	5.72%	7-1-2039	$100,000	$ 141,132
Los Angeles CA Department of Water & Power Build America Bonds Series D	6.57	7-1-2045	55,000	87,997
				229,129
Florida: 0.04%
Miscellaneous revenue: 0.04%
Florida Board of Administrative Finance	2.15	7-1-2030	200,000	201,567
Georgia: 0.00%
Utilities revenue: 0.00%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	14,312
Illinois: 0.08%
GO revenue: 0.02%
Chicago IL Series B	6.31	1-1-2044	50,000	61,833
Illinois Taxable Pension	5.10	6-1-2033	50,000	57,437
				119,270
Miscellaneous revenue: 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	55,217
Tax revenue: 0.05%
Chicago IL Transit Authority Series B	6.90	12-1-2040	210,000	295,918
Kansas: 0.00%
Miscellaneous revenue: 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	6,336
Massachusetts: 0.03%
GO revenue: 0.03%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	159,814
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	6,123
				165,937
New Jersey: 0.05%
Miscellaneous revenue: 0.02%
New Jersey EDA Series A	7.43	2-15-2029	95,000	121,861
Transportation revenue: 0.03%
New Jersey Transportation Trust	6.56	12-15-2040	60,000	85,944
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	109,455
				195,399
New York: 0.16%
Airport revenue: 0.07%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	190,000	240,154

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Port Authority of New York & New Jersey Consolidated Bonds Series 201	4.23%	10-15-2057	$100,000	$ 121,329
Port Authority of New York & New Jersey Consolidated Bonds Series 210	4.03	9-1-2048	50,000	58,266
				419,749
Tax revenue: 0.09%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	140,000	222,347
New York NY Transitional Finance Authority Build America Bonds Subseries B-1	5.57	11-1-2038	130,000	168,970
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	127,028
				518,345
Water & sewer revenue: 0.00%
New York NY Municipal Water Finance Authority Series AA	5.44	6-15-2043	10,000	14,262
Ohio: 0.04%
Education revenue: 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	6,608
Utilities revenue: 0.04%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	218,343
Oregon: 0.03%
Tax revenue: 0.03%
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	69,391
Oregon Taxable Pension	5.76	6-1-2023	107,224	113,609
				183,000
Pennsylvania: 0.00%
Transportation revenue: 0.00%
Pennsylvania Turnpike Commission Series B	5.51	12-1-2045	5,000	6,967
Texas: 0.09%
GO revenue: 0.02%
Texas Transportation Commission	2.56	4-1-2042	90,000	89,404
Transportation revenue: 0.05%
Grand Parkway Transportation Corporation Series 2013E	5.18	10-1-2042	50,000	67,217
Northern Texas Tollway Authority	3.01	1-1-2043	200,000	200,206
Texas Private Activity Bond North Tarrant Express Managed Lanes Project Series B	3.92	12-31-2049	50,000	53,681
				321,104
Utilities revenue: 0.02%
San Antonio TX Electric and Gas Revenue	4.43	2-1-2042	110,000	134,857

6  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 0.02%
Tax revenue: 0.02%
Wisconsin General Fund Annual Appropriations Series C	3.15%	5-1-2027	$80,000	$ 88,261
Total Municipal obligations (Cost $4,487,903)				4,840,321
Non-agency mortgage-backed securities: 1.13%
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	480,000	496,894
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	27,350
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	156,069
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	22,189
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	58,936
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	110,000	117,315
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.75	2-10-2049	40,000	44,379
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.75	2-10-2049	95,000	100,526
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	144,457
Citigroup Commercial Mortgage Trust Series 2017-P8 Class AS ±±	3.79	9-15-2050	300,000	331,983
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4	4.41	11-10-2051	520,000	604,424
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-2045	748	747
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	53,783	54,775
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	61,806
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.60	9-10-2047	195,000	203,611
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.45	12-10-2047	60,000	63,200
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	64,249
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.37	10-10-2049	65,000	70,504
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	237,789
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	41,142
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	265,000	283,973
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	79,040
Goldman Sachs Mortgage Securities Trust Series 2018-GS10 Class AAB ±±	4.11	7-10-2051	180,000	202,831
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	158,460
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	13,898	14,770
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	195,000	214,771
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	218,567
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	61,139
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.35	8-15-2046	360,000	354,406

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  7

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13%	12-15-2048	$50,000	$ 51,763
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	64,475
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class ASB	3.04	4-15-2048	800,838	835,340
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	285,000	300,749
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	441,013
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	425,000	435,223
Total Non-agency mortgage-backed securities (Cost $6,367,738)				6,618,865
U.S. Treasury securities: 52.14%
U.S. Treasury Bond	1.13	5-15-2040	1,595,000	1,329,644
U.S. Treasury Bond	1.13	8-15-2040	855,000	709,917
U.S. Treasury Bond	1.25	5-15-2050	3,330,000	2,580,490
U.S. Treasury Bond	1.38	11-15-2040	1,350,000	1,170,914
U.S. Treasury Bond	1.38	8-15-2050	2,030,000	1,625,189
U.S. Treasury Bond	1.63	11-15-2050	1,625,000	1,388,359
U.S. Treasury Bond	1.88	2-15-2051	2,065,000	1,877,537
U.S. Treasury Bond	2.00	2-15-2050	2,515,000	2,354,963
U.S. Treasury Bond	2.25	8-15-2049	1,725,000	1,707,278
U.S. Treasury Bond	2.38	11-15-2049	1,660,000	1,688,402
U.S. Treasury Bond	2.50	2-15-2046	100,000	104,121
U.S. Treasury Bond	2.50	5-15-2046	200,000	208,266
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	6,586,401
U.S. Treasury Bond	2.75	11-15-2042	1,920,000	2,093,325
U.S. Treasury Bond	2.88	5-15-2043	605,000	672,873
U.S. Treasury Bond	2.88	5-15-2049	2,040,000	2,289,741
U.S. Treasury Bond	3.00	5-15-2042	145,000	164,541
U.S. Treasury Bond	3.00	5-15-2045	105,000	119,368
U.S. Treasury Bond	3.00	11-15-2045	35,000	39,869
U.S. Treasury Bond	3.00	2-15-2047	310,000	354,090
U.S. Treasury Bond	3.00	5-15-2047	14,191,000	16,216,544
U.S. Treasury Bond	3.00	2-15-2048	435,000	497,548
U.S. Treasury Bond	3.00	8-15-2048	10,000	11,454
U.S. Treasury Bond	3.00	2-15-2049	1,330,000	1,526,695
U.S. Treasury Bond	3.13	11-15-2041	1,090,000	1,259,887
U.S. Treasury Bond	3.13	2-15-2042	370,000	428,246
U.S. Treasury Bond	3.13	2-15-2043	2,010,000	2,325,319
U.S. Treasury Bond	3.38	5-15-2044	20,000	24,103
U.S. Treasury Bond	3.50	2-15-2039	15,000	18,244
U.S. Treasury Bond	3.63	8-15-2043	110,000	137,246
U.S. Treasury Bond	3.63	2-15-2044	35,000	43,780
U.S. Treasury Bond	3.75	8-15-2041	35,000	44,141
U.S. Treasury Bond	3.75	11-15-2043	350,000	445,156
U.S. Treasury Bond	3.88	8-15-2040	1,040,000	1,329,006
U.S. Treasury Bond	4.25	11-15-2040	480,000	643,613
U.S. Treasury Bond	4.38	5-15-2040	800,000	1,087,531
U.S. Treasury Bond	4.38	5-15-2041	1,905,000	2,600,399
U.S. Treasury Bond	4.50	8-15-2039	550,000	754,617

8  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	4.75%	2-15-2041	$120,000	$ 171,108
U.S. Treasury Bond	5.00	5-15-2037	1,574,000	2,239,445
U.S. Treasury Bond	5.38	2-15-2031	1,592,000	2,144,101
U.S. Treasury Bond	5.50	8-15-2028	430,000	555,372
U.S. Treasury Bond	6.13	11-15-2027	245,000	321,419
U.S. Treasury Bond	6.25	5-15-2030	905,000	1,269,793
U.S. Treasury Bond	6.38	8-15-2027	50,000	65,984
U.S. Treasury Bond	6.88	8-15-2025	335,000	422,205
U.S. Treasury Note	0.13	6-30-2022	3,085,000	3,086,085
U.S. Treasury Note	0.13	7-31-2022	2,895,000	2,896,470
U.S. Treasury Note	0.13	8-31-2022	1,700,000	1,700,598
U.S. Treasury Note	0.13	9-30-2022	3,065,000	3,065,838
U.S. Treasury Note	0.13	5-15-2023	2,815,000	2,813,790
U.S. Treasury Note	0.13	7-15-2023	545,000	544,553
U.S. Treasury Note	0.13	8-15-2023	3,190,000	3,186,511
U.S. Treasury Note	0.13	9-15-2023	2,855,000	2,850,985
U.S. Treasury Note	0.13	12-15-2023	2,445,000	2,439,174
U.S. Treasury Note	0.13	1-15-2024	3,080,000	3,070,977
U.S. Treasury Note	0.13	2-15-2024	3,070,000	3,060,286
U.S. Treasury Note	0.25	4-15-2023	1,475,000	1,477,996
U.S. Treasury Note	0.25	6-15-2023	2,925,000	2,930,256
U.S. Treasury Note	0.25	11-15-2023	3,105,000	3,108,760
U.S. Treasury Note	0.25	5-31-2025	1,790,000	1,767,205
U.S. Treasury Note	0.25	6-30-2025	1,295,000	1,277,346
U.S. Treasury Note	0.25	7-31-2025	3,000,000	2,955,938
U.S. Treasury Note	0.25	8-31-2025	3,060,000	3,010,155
U.S. Treasury Note	0.25	9-30-2025	3,065,000	3,012,440
U.S. Treasury Note	0.25	10-31-2025	1,905,000	1,869,579
U.S. Treasury Note	0.38	12-31-2025	2,315,000	2,279,461
U.S. Treasury Note	0.38	7-31-2027	1,860,000	1,779,570
U.S. Treasury Note	0.38	9-30-2027	2,985,000	2,846,477
U.S. Treasury Note	0.50	3-15-2023	750,000	754,893
U.S. Treasury Note	0.50	3-31-2025	2,925,000	2,922,258
U.S. Treasury Note	0.50	4-30-2027	220,000	213,194
U.S. Treasury Note	0.50	5-31-2027	1,645,000	1,591,280
U.S. Treasury Note	0.50	6-30-2027	2,225,000	2,149,211
U.S. Treasury Note	0.50	8-31-2027	2,015,000	1,939,752
U.S. Treasury Note	0.63	3-31-2027	205,000	200,492
U.S. Treasury Note	0.63	11-30-2027	2,840,000	2,742,597
U.S. Treasury Note	0.63	12-31-2027	2,145,000	2,068,082
U.S. Treasury Note	0.63	5-15-2030	2,675,000	2,470,509
U.S. Treasury Note	0.63	8-15-2030	3,160,000	2,906,706
U.S. Treasury Note	0.75	3-31-2026	2,535,000	2,532,227
U.S. Treasury Note	0.75	4-30-2026	2,060,000	2,056,138
U.S. Treasury Note %%	0.75	5-31-2026	2,860,000	2,852,180
U.S. Treasury Note	0.75	1-31-2028	1,615,000	1,567,559
U.S. Treasury Note	0.88	11-15-2030	3,240,000	3,040,538
U.S. Treasury Note	1.13	2-28-2025	1,855,000	1,897,535
U.S. Treasury Note	1.13	2-29-2028	2,495,000	2,480,186
U.S. Treasury Note	1.13	2-15-2031	1,525,000	1,459,949
U.S. Treasury Note	1.25	7-31-2023	630,000	644,716
U.S. Treasury Note	1.25	8-31-2024	810,000	832,845
U.S. Treasury Note	1.25	3-31-2028	3,080,000	3,082,406
U.S. Treasury Note	1.38	6-30-2023	4,245,000	4,351,788
U.S. Treasury Note	1.38	8-31-2023	725,000	744,371

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  9

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.38%	9-30-2023	$6,135,000	$ 6,303,473
U.S. Treasury Note	1.38	8-31-2026	1,290,000	1,323,258
U.S. Treasury Note	1.50	8-15-2022	2,480,000	2,522,141
U.S. Treasury Note	1.50	1-15-2023	1,695,000	1,732,740
U.S. Treasury Note	1.50	2-28-2023	3,560,000	3,644,411
U.S. Treasury Note	1.50	3-31-2023	3,830,000	3,925,301
U.S. Treasury Note	1.50	9-30-2024	3,215,000	3,332,674
U.S. Treasury Note	1.50	10-31-2024	225,000	233,235
U.S. Treasury Note	1.50	8-15-2026	545,000	562,393
U.S. Treasury Note	1.50	1-31-2027	1,350,000	1,389,445
U.S. Treasury Note	1.50	2-15-2030	2,090,000	2,089,755
U.S. Treasury Note	1.63	8-15-2022	175,000	178,268
U.S. Treasury Note	1.63	4-30-2023	280,000	287,897
U.S. Treasury Note	1.63	5-31-2023	3,090,000	3,180,648
U.S. Treasury Note	1.63	10-31-2023	2,540,000	2,626,916
U.S. Treasury Note	1.63	2-15-2026	6,240,000	6,492,769
U.S. Treasury Note	1.63	5-15-2026	2,720,000	2,828,269
U.S. Treasury Note	1.63	9-30-2026	1,395,000	1,448,184
U.S. Treasury Note	1.63	10-31-2026	915,000	949,277
U.S. Treasury Note	1.63	8-15-2029	2,005,000	2,034,213
U.S. Treasury Note	1.63	5-15-2031	2,060,000	2,063,863
U.S. Treasury Note	1.75	6-15-2022	1,985,000	2,019,195
U.S. Treasury Note	1.75	6-30-2022	2,820,000	2,870,341
U.S. Treasury Note	1.75	9-30-2022	10,000	10,219
U.S. Treasury Note	1.75	5-15-2023	410,000	422,748
U.S. Treasury Note	1.75	6-30-2024	3,510,000	3,662,877
U.S. Treasury Note	1.75	12-31-2026	2,720,000	2,839,319
U.S. Treasury Note	1.75	11-15-2029	830,000	849,615
U.S. Treasury Note	1.88	7-31-2022	1,865,000	1,903,830
U.S. Treasury Note	1.88	10-31-2022	2,775,000	2,844,050
U.S. Treasury Note	1.88	8-31-2024	3,290,000	3,448,845
U.S. Treasury Note	2.00	10-31-2022	1,990,000	2,042,937
U.S. Treasury Note	2.00	11-30-2022	1,300,000	1,336,664
U.S. Treasury Note	2.00	2-15-2023	30,000	30,952
U.S. Treasury Note	2.00	6-30-2024	4,751,000	4,993,375
U.S. Treasury Note	2.00	2-15-2025	340,000	358,846
U.S. Treasury Note	2.00	8-15-2025	1,200,000	1,269,188
U.S. Treasury Note	2.13	12-31-2022	1,700,000	1,753,590
U.S. Treasury Note	2.13	11-30-2023	750,000	785,684
U.S. Treasury Note	2.13	7-31-2024	10,000	10,556
U.S. Treasury Note	2.13	9-30-2024	3,270,000	3,457,131
U.S. Treasury Note	2.13	11-30-2024	995,000	1,053,223
U.S. Treasury Note	2.13	5-15-2025	880,000	934,141
U.S. Treasury Note	2.25	12-31-2023	15,000	15,779
U.S. Treasury Note	2.25	4-30-2024	605,000	639,291
U.S. Treasury Note	2.25	10-31-2024	2,035,000	2,161,393
U.S. Treasury Note	2.25	11-15-2024	640,000	679,975
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,579,669
U.S. Treasury Note	2.25	11-15-2025	1,805,000	1,929,658
U.S. Treasury Note	2.25	11-15-2027	20,000	21,368
U.S. Treasury Note	2.38	8-15-2024	490,000	521,448
U.S. Treasury Note	2.38	5-15-2027	2,493,000	2,685,331
U.S. Treasury Note	2.38	5-15-2029	690,000	740,187
U.S. Treasury Note	2.50	8-15-2023	1,975,000	2,075,679
U.S. Treasury Note	2.50	1-31-2024	895,000	948,700

10  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.50%	5-15-2024	$1,150,000	$ 1,224,615
U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,792,967
U.S. Treasury Note	2.50	2-28-2026	800,000	865,281
U.S. Treasury Note	2.63	12-31-2025	2,015,000	2,189,109
U.S. Treasury Note	2.63	1-31-2026	2,230,000	2,423,905
U.S. Treasury Note	2.63	2-15-2029	3,060,000	3,340,540
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,166,623
U.S. Treasury Note	2.75	2-28-2025	90,000	97,523
U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,381,423
U.S. Treasury Note	2.75	2-15-2028	2,685,000	2,953,710
U.S. Treasury Note	2.88	11-30-2023	2,400,000	2,558,906
U.S. Treasury Note	2.88	11-30-2025	1,145,000	1,255,743
U.S. Treasury Note	2.88	5-15-2028	2,295,000	2,543,326
U.S. Treasury Note	2.88	8-15-2028	2,510,000	2,783,159
U.S. Treasury Note	3.13	11-15-2028	1,910,000	2,152,779
U.S. Treasury Note	6.00	2-15-2026	450,000	559,793
U.S. Treasury Note	6.50	11-15-2026	745,000	966,725
U.S. Treasury Note	7.50	11-15-2024	695,000	864,705
Total U.S. Treasury securities (Cost $300,128,301)				304,345,872
Yankee corporate bonds and notes: 2.73%
Energy: 0.20%
Oil, gas & consumable fuels: 0.20%
Ecopetrol SA	5.88	9-18-2023	360,000	389,707
Ecopetrol SA	5.88	5-28-2045	90,000	93,240
Equinor ASA	1.75	1-22-2026	370,000	382,142
Equinor ASA	3.00	4-6-2027	150,000	162,968
Equinor ASA	4.25	11-23-2041	130,000	153,353
				1,181,410
Financials: 2.53%
Banks: 2.53%
African Development Bank	0.75	4-3-2023	410,000	413,935
Asian Development Bank	0.38	9-3-2025	600,000	591,893
Asian Development Bank	1.50	10-18-2024	360,000	372,204
Asian Development Bank	1.75	9-19-2029	160,000	161,386
Asian Development Bank	1.88	1-24-2030	110,000	112,477
Asian Development Bank	2.00	4-24-2026	60,000	63,316
Asian Development Bank	2.13	3-19-2025	260,000	274,888
Asian Development Bank	2.63	1-12-2027	180,000	196,133
Asian Development Bank	5.82	6-16-2028	10,000	12,912
Asian Development Bank	6.22	8-15-2027	80,000	101,696
Asian Infrastructure Investment Bank	0.50	5-28-2025	350,000	347,620
Corporación Andina de Fomento	3.75	11-23-2023	130,000	139,217
Corporación Andina de Fomento	4.38	6-15-2022	120,000	124,787
European Bank for Reconstruction & Development	0.50	5-19-2025	430,000	427,598
European Investment Bank	0.25	9-15-2023	470,000	470,155
European Investment Bank	0.63	7-25-2025	160,000	159,330
European Investment Bank	0.88	5-17-2030	50,000	47,067
European Investment Bank	1.25	2-14-2031	440,000	422,559
European Investment Bank	1.88	2-10-2025	110,000	115,451
European Investment Bank	2.00	12-15-2022	100,000	102,829

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio  |  11

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
European Investment Bank	2.25%	6-24-2024	$640,000	$ 676,562
European Investment Bank	2.50	3-15-2023	200,000	208,237
European Investment Bank	3.25	1-29-2024	20,000	21,554
FMS Wertmanagement	2.00	8-1-2022	260,000	265,613
Inter-American Development Bank	1.75	9-14-2022	250,000	255,123
Inter-American Development Bank	1.75	3-14-2025	560,000	583,849
Inter-American Development Bank	2.00	6-2-2026	260,000	274,071
Inter-American Development Bank	2.13	1-15-2025	150,000	158,321
Inter-American Development Bank	2.38	7-7-2027	30,000	32,075
Inter-American Development Bank	7.00	6-15-2025	300,000	377,223
International Bank for Reconstruction & Development	0.50	10-28-2025	410,000	405,733
International Bank for Reconstruction & Development	0.75	8-26-2030	130,000	120,169
International Bank for Reconstruction & Development	1.50	8-28-2024	30,000	31,019
International Bank for Reconstruction & Development	1.88	10-7-2022	320,000	327,279
International Bank for Reconstruction & Development	1.88	6-19-2023	470,000	485,820
International Bank for Reconstruction & Development	2.50	3-19-2024	260,000	275,661
International Bank for Reconstruction & Development	2.50	7-29-2025	570,000	612,331
International Bank for Reconstruction & Development	2.50	11-22-2027	370,000	398,993
International Finance Corporation	1.38	10-16-2024	100,000	102,756
International Finance Corporation	2.13	4-7-2026	100,000	106,131
KfW ¤	0.00	4-18-2036	80,000	58,380
KfW ¤	0.00	6-29-2037	50,000	35,274
KfW	0.75	9-30-2030	260,000	240,568
KfW	1.75	8-22-2022	360,000	367,088
KfW	2.00	5-2-2025	40,000	42,149
KfW	2.13	6-15-2022	110,000	112,242
KfW	2.13	1-17-2023	870,000	897,400
KfW	2.88	4-3-2028	410,000	452,830
Korea Development Bank	3.38	9-16-2025	410,000	450,466
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	10,437
Landwirtschaftliche Rentenbank	2.00	1-13-2025	150,000	157,748
Landwirtschaftliche Rentenbank	3.13	11-14-2023	350,000	374,307
Nordic Investment Bank	0.38	9-11-2025	370,000	364,370
Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	272,268
Swedish Export Credit ¤	0.00	5-11-2037	65,000	42,463
Swedish Export Credit	0.50	8-26-2025	510,000	504,145
				14,758,108
Total Yankee corporate bonds and notes (Cost $15,789,825)				15,939,518
Yankee government bonds: 2.04%
Canada Government	2.00	11-15-2022	260,000	266,989
Export Development Canada	2.63	2-21-2024	410,000	435,163
Export-Import Bank of Korea	2.88	1-21-2025	400,000	425,980
Japan Bank for International Cooperation	0.38	9-15-2023	560,000	560,056
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	390,263
Japan Bank for International Cooperation	3.38	10-31-2023	270,000	289,429
Oriental Republic of Uruguay	4.38	1-23-2031	75,000	86,907
Oriental Republic of Uruguay	4.98	4-20-2055	200,000	249,002
Oriental Republic of Uruguay	5.10	6-18-2050	35,000	44,144
Province of Alberta	1.30	7-22-2030	210,000	198,794
Province of Alberta	1.88	11-13-2024	210,000	219,048
Province of Alberta	2.20	7-26-2022	250,000	255,681
Province of British Columbia	2.00	10-23-2022	15,000	15,380
Province of British Columbia	7.25	9-1-2036	100,000	156,115

12  |  Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Province of Manitoba	2.10%	9-6-2022	$120,000	$ 122,789
Province of Manitoba	3.05	5-14-2024	150,000	161,086
Province of Ontario	2.00	10-2-2029	90,000	91,791
Province of Ontario	2.20	10-3-2022	120,000	123,167
Province of Ontario	2.30	6-15-2026	70,000	74,444
Province of Ontario	2.50	4-27-2026	70,000	75,023
Province of Ontario	3.20	5-16-2024	5,000	5,398
Province of Ontario	3.40	10-17-2023	110,000	117,989
Province of Quebec	1.35	5-28-2030	100,000	96,473
Province of Quebec	2.50	4-9-2024	70,000	74,160
Province of Quebec	2.50	4-20-2026	75,000	80,574
Province of Quebec	2.63	2-13-2023	60,000	62,383
Province of Quebec	7.13	2-9-2024	110,000	129,163
Province of Quebec	7.50	7-15-2023	80,000	91,882
Republic of Chile	2.25	10-30-2022	155,000	158,605
Republic of Chile	3.24	2-6-2028	250,000	270,628
Republic of Colombia	3.88	4-25-2027	200,000	211,674
Republic of Colombia	6.13	1-18-2041	325,000	377,000
Republic of Colombia	7.38	9-18-2037	140,000	181,510
Republic of Colombia	8.13	5-21-2024	80,000	94,675
Republic of Hungary	5.38	3-25-2024	19,000	21,530
Republic of Hungary	7.63	3-29-2041	112,000	181,989
Republic of Indonesia	3.50	1-11-2028	200,000	217,764
Republic of Indonesia	4.35	1-11-2048	205,000	226,453
Republic of Italy	2.88	10-17-2029	415,000	426,176
Republic of Italy	5.38	6-15-2033	60,000	74,349
Republic of Korea	3.88	9-11-2023	210,000	226,393
Republic of Panama	2.25	9-29-2032	200,000	191,752
Republic of Panama	3.87	7-23-2060	200,000	200,348
Republic of Panama	9.38	4-1-2029	250,000	369,378
Republic of Peru	2.78	1-23-2031	200,000	200,502
Republic of Peru	2.84	6-20-2030	180,000	183,089
Republic of Peru	3.23	7-28-2121	75,000	61,904
Republic of Peru	5.63	11-18-2050	105,000	137,168
Republic of Philippines	2.65	12-10-2045	200,000	182,408
Republic of Philippines	3.70	2-2-2042	215,000	228,525
Republic of Philippines	5.50	3-30-2026	210,000	255,343
Republic of Philippines	9.50	2-2-2030	55,000	86,947
Republic of Poland	3.00	3-17-2023	215,000	225,139
Republic of Poland	3.25	4-6-2026	10,000	11,054
State of Israel	3.38	1-15-2050	350,000	363,305
State of Israel	5.50	12-4-2023	120,000	135,637
State of Israel	5.50	9-18-2033	6,000	8,322
United Mexican States	4.00	10-2-2023	72,000	78,283
United Mexican States	4.15	3-28-2027	205,000	231,908
United Mexican States	4.35	1-15-2047	225,000	231,440
United Mexican States	4.50	1-31-2050	260,000	271,734
United Mexican States	4.75	3-8-2044	54,000	58,726
United Mexican States	5.55	1-21-2045	255,000	303,134
United Mexican States	5.75	10-12-2099	21,000	24,518
United Mexican States	6.05	1-11-2040	40,000	49,600
United Mexican States	7.50	4-8-2033	110,000	153,864
United Mexican States	8.30	8-15-2031	60,000	88,710
Total Yankee government bonds (Cost $11,616,849)				11,900,757

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Portfolio of investments—May 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 14.69%
Investment companies: 14.69%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03%	85,749,102	$ 85,749,102
Total Short-term investments (Cost $85,749,102)				85,749,102
Total investments in securities (Cost $655,066,759)	113.90%			664,874,101
Other assets and liabilities, net	(13.90)			(81,154,880)
Total net assets	100.00%			$583,719,221

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer is an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
EDA	Economic Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$57,676,698	$52,420,354	$(24,347,950)	$0	$0	$85,749,102	14.69%	85,749,102	$5,281

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Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to portfolio of investments—May 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$232,054,623	$0	$232,054,623
Asset-backed securities	0	3,207,764	0	3,207,764
Corporate bonds and notes	0	217,279	0	217,279
Municipal obligations	0	4,840,321	0	4,840,321
Non-agency mortgage-backed securities	0	6,618,865	0	6,618,865
U.S. Treasury securities	304,345,872	0	0	304,345,872
Yankee corporate bonds and notes	0	15,939,518	0	15,939,518
Yankee government bonds	0	11,900,757	0	11,900,757
Short-term investments
Investment companies	85,749,102	0	0	85,749,102
Total assets	$390,094,974	$274,779,127	$0	$664,874,101
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

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